Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Statement of cash flows [abstract]
Net cash provided by operating activities	$ 553,154	$ 91,736
Investing activities
Additions to newbuildings, vessels and equipment	(153,280)	(169,603)
Proceeds from sale of vessels	142,740	80,000
Cash inflow on repayment of loan to associated company	1,388	0
Net cash used in investing activities	(9,152)	(89,603)
Financing activities
Proceeds from issuance of debt	259,375	234,000
Repayment of debt	(356,625)	(223,270)
Repayment of obligations under leases	(411)	(1,669)
Lease termination payments	0	(4,456)
Cash dividends paid	(394,043)	0
Net cash provided by (used in) financing activities	(491,704)	4,605
Net change in cash and cash equivalents	52,298	6,738
Cash and cash equivalents at beginning of period	254,525	113,073
Cash and cash equivalents at end of period	$ 306,823	$ 119,811